SEMI-ANNUAL REPORT AS OF
DECEMBER 31, 1999 (UNAUDITED)


SEI LIQUID
ASSET TRUST



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Treasury Securities Fund
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Government Securities Fund
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Prime Obligation Fund
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[Logo Omitted]

[BLANK PAGE]

TABLE OF CONTENTS
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STATEMENT OF NET ASSETS ................................................. 2
STATEMENT OF OPERATIONS ................................................. 6
STATEMENT OF CHANGES IN NET ASSETS ...................................... 7
FINANCIAL HIGHLIGHTS .................................................... 8
NOTES TO FINANCIAL STATEMENTS ........................................... 9

STATEMENT OF NET ASSETS
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SEI LIQUID ASSET TRUST -- DECEMBER 31, 1999 (UNAUDITED)


TREASURY SECURITIES FUND
---------------------------------------------------------------------------
                                            FACE
DESCRIPTION                             AMOUNT (000)       VALUE (000)
---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 32.6%
   U.S. Treasury Bills
      5.305%, 01/13/00                     $22,000          $ 21,961
      5.480%, 01/13/00                      50,000            49,909
      5.055%, 03/09/00                      14,000            13,866
   U.S. Treasury Notes
      5.875%, 02/15/00                      10,000            10,012
      7.125%, 02/29/00                       5,000             5,017
      4.000%, 10/31/00                      25,000            24,676
      5.750%, 11/15/00                      10,000             9,999
      4.625%, 11/30/00                      24,000            23,715
      5.625%, 11/30/00                       8,000             7,974
                                                            --------
Total U.S. Treasury Obligations
   (Cost $167,129)                                           167,129
                                                            --------
REPURCHASE AGREEMENTS -- 67.7%
   ABN-Amro (A)
     3.000%, dated 12/31/99, matures
     01/03/00, repurchase price
     $15,003,750 (collateralized by
     U.S. Treasury Notes, ranging in
     par value $4,465,000 - $12,071,000,
     4.750% - 6.625%, 05/15/07-
     11/15/08; with total market
     value $15,300,303)                     15,000            15,000
   Barclay De Zoete Wedd (A)
     2.750%, dated 12/31/99, matures
     01/03/00, repurchase price
     $70,016,042 (collateralized by
     U.S. Treasury Bill, par value
     $74,721,000, 10/12/00; with total
     market value $71,400,847)              70,000            70,000
   JP Morgan & Company (A)
     2.500%, dated 12/31/99, matures
     01/03/00, repurchase price
     $75,015,625 (collateralized by
     U.S. Treasury Notes,
     ranging in par value $3,080,000-
     $72,564,000, 5.625% - 7.875%,
     04/30/00 - 08/15/01; with total
     market value $76,500,794)              75,000            75,000
   Lehman Brothers, Incorporated (B)
     2.500%, dated 12/31/99, matures
     01/03/00, repurchase price
     $52,310,896 (collateralized by
     U.S. Treasury STRIPS, par value
     $185,785,000, 05/15/18; with total
     market value $53,357,452)              52,300            52,300
--------------------------------------------------------------------
                                             FACE
DESCRIPTION                              AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------
   Paribas Corporation (A)
     2.850%, dated 12/31/99, matures
     01/03/00, repurchase price
     $80,019,000 (collateralized by
     U.S. Treasury Notes,
     ranging in par value $12,784,000-
     $68,240,000, 5.750%-6.375%,
     11/15/00-03/31/01;
     with total market value
     $81,600,965)                          $80,000         $ 80,000
   Warburg Dillion (A)
     2.500%, dated 12/31/99, matures
     01/03/00 repurchase price
     $55,011,458 (collateralized by
     U.S. Treasury Note, par value
     $62,900,000, 4.750%, 11/15/08; with
     total market value $56,103,198)        55,000            55,000
                                                            --------
Total Repurchase Agreements
   (Cost $347,300)                                           347,300
                                                            --------
Total Investments -- 100.3%
   (Cost $514,429)                                           514,429
                                                            --------
Other Assets and Liabilities, Net -- (0.3%)                   (1,508)
                                                            --------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   512,737,296 outstanding shares of
   beneficial interest                                       512,737
Fund Shares of Class D (unlimited
   authorization -- no par value) based on
   226,614 outstanding shares of
   beneficial interest                                           227
Undistributed net investment income                              187
Accumulated net realized loss
   on investments                                               (230)
                                                            --------
Total Net Assets -- 100.0%                                  $512,921
                                                            ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                  $1.00
                                                            ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                  $1.00
                                                            ========
(A) TRI-PARTY REPURCHASE AGREEMENT

(B) TERM REPURCHASE AGREEMENT

STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------
                                            FACE
DESCRIPTION                             AMOUNT (000)       VALUE (000)
------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 97.7%
   FFCB
      5.830%, 01/24/00                     $  640            $  638
   FHLB
      8.030%, 01/05/00                      1,000             1,000
      4.900%, 01/14/00                      3,800             3,800
      4.850%, 01/27/00                      2,000             2,000
      4.790%, 02/04/00                      2,000             2,000
      5.490%, 02/04/00                      2,000             1,990
      5.600%, 02/11/00                      1,264             1,256
      5.625%, 06/02/00                      2,535             2,535
      5.550%, 08/17/00                      1,500             1,494
   FHLMC
      5.750%, 01/10/00                      3,000             2,996
      5.740%, 01/13/00                      2,500             2,495
      5.780%, 01/18/00                      1,916             1,911
      5.830%, 01/27/00                        600               597
      5.850%, 01/27/00                        800               797
      5.560%, 02/15/00                      2,420             2,403
      5.505%, 07/14/00                        484               482
      5.500%, 08/11/00                      1,682             1,625
   FNMA
      5.850%, 01/13/00                        600               599
      5.540%, 01/26/00                        590               588
      5.630%, 01/28/00                      3,000             2,987
      5.830%, 02/04/00                      5,000             4,972
      6.100%, 02/10/00                      2,000             2,002
      5.620%, 02/24/00                      2,000             1,983
      5.600%, 04/06/00                      5,000             4,925
      5.250%, 06/15/00                      2,508             2,447
      5.550%, 08/10/00                        500               499
      4.840%, 11/27/00                      1,000               987
   FNMA (A)
      6.300%, 01/02/00                      6,000             5,996
      6.301%, 01/22/00                      4,500             4,497
      5.970%, 03/23/00                      4,000             4,000
   SLMA
      5.570%, 03/17/00                      2,000             2,002
                                                            -------
Total U.S. Government Agency Obligations
   (Cost $68,503)                                            68,503
                                                            -------
------------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)     VALUE (000)
------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
   JP Morgan & Company (B)
     3.250%, dated 12/31/99, matures
     01/03/00, repurchase price $1,600,433
     (collateralized by U.S. Government
     Obligation, par value $2,725,000,
     7.000%, 03/15/12; with total market
     value $1,661,313)                     $1,600         $   1,600
                                                          ---------
Total Repurchase Agreement
   (Cost $1,600)                                              1,600
                                                          ---------
Total Investments -- 100.0%
   (Cost $70,103)                                            70,103
                                                          ---------
Other Assets and Liabilities, Net -- 0.0%                        36
                                                          ---------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   70,138,203 outstanding shares of
   beneficial interest                                       70,138
Distribution in excess of net
   investment income                                             (2)
Accumulated net realized gain
   on investments                                                 3
                                                          ---------
Total Net Assets -- 100.0%                                $  70,139
                                                          =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                 $1.00
                                                          =========

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1999. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- DECEMBER 31, 1999 (UNAUDITED)

PRIME OBLIGATION FUND
------------------------------------------------------------------------
                                          FACE
DESCRIPTION                           AMOUNT (000)        VALUE (000)
------------------------------------------------------------------------
COMMERCIAL PAPER -- 48.1%
BANKS -- 1.8%
   Wells Fargo & Company
      5.870%, 03/15/00                   $30,000          $  29,638
                                                          ---------
DRUGS -- 1.2%
   American Home Products
      5.730%, 02/23/00                    20,000             19,831
                                                          ---------
FINANCIAL SERVICES -- 13.8%
   Associates Corporation of
     North America
      5.900%, 01/27/00                    25,000             24,893
      5.880%, 02/17/00                    15,000             14,885
   Countrywide Home Loans
      6.620%, 02/03/00                    50,000             49,697
   Ford Motor Credit Corporation
      5.450%, 01/20/00                    25,000             24,928
      5.960%, 02/07/00                    10,000              9,939
   General Electric Capital
     Corporation
      5.700%, 03/13/00                    20,000             19,772
      5.830%, 03/21/00                    10,000              9,870
   Island Finance of Puerto Rico
      5.950%, 02/28/00                    17,300             17,134
   Metlife Funding
      5.900%, 02/04/00                     5,000              4,972
   Sears Roebuck Acceptance
      6.150%, 02/10/00                    25,000             24,829
      6.150%, 03/01/00                    25,000             24,744
                                                          ---------
                                                            225,663
                                                          ---------
FOOD, BEVERAGE & TOBACCO -- 1.4%
   Campbell Soup Company
      4.850%, 04/13/00                    14,000             13,806
   Dean Foods Company
      5.930%, 02/14/00                    10,000              9,928
                                                          ---------
                                                             23,734
                                                          ---------
INVESTMENT BANKER/BROKER DEALER -- 8.2%
   Goldman Sachs Group LP
      6.250%, 02/29/00                    50,000             49,488
   JP Morgan & Company
      5.920%, 03/10/00                    10,000              9,887
      5.870%, 04/17/00                    20,000             19,651
   Merrill Lynch & Company
      5.600%, 01/20/00                    15,000             14,956
      5.970%, 01/31/00                    40,000             39,801
                                                          ---------
                                                            133,783
                                                          ---------
PRINTING & PUBLISHING -- 3.2%
   Scripps Ew
      5.780%, 03/08/00                    25,000             24,731
      5.780%, 03/09/00                    20,000             19,782
      5.930%, 03/17/00                     7,500              7,406
                                                          ---------
                                                             51,919
                                                          ---------
SPECIAL PURPOSE ACQUISITIONS -- 0.9%
   Delaware Funding Corporation
      5.870%, 02/11/00                    10,150             10,082
      5.870%, 02/23/00                     5,000              4,957
                                                          ---------
                                                             15,039
                                                          ---------
------------------------------------------------------------------------
                                           FACE
DESCRIPTION                            AMOUNT (000)     VALUE (000)
------------------------------------------------------------------------
SPECIAL PURPOSE ENTITY -- 16.1%
   Aesop Funding Corporation
      7.200%, 01/14/00                 $ 20,000        $  19,948
      6.800%, 01/21/00                   19,798           19,723
      5.980%, 02/17/00                   20,000           19,844
      6.080%, 03/06/00                    5,000            4,945
   Edison Asset Securitization LLC
      5.900%, 02/25/00                   20,000           19,820
      5.840%, 03/09/00                   29,057           28,736
   Falcon Asset Securitization
     Corporation
      5.860%, 02/08/00                   30,000           29,814
   Greyhawk Funding LLC
      6.250%, 01/14/00                   10,000            9,977
      5.950%, 02/24/00                   30,000           29,732
      5.880%, 02/25/00                   15,000           14,865
   PNC Funding Corporation
      6.130%, 01/28/00                   10,000            9,954
   Preferred Receivable Funding
      5.900%, 02/04/00                   20,000           19,889
   Riverwoods Funding Corporation
      5.980%, 02/04/00                   15,000           14,915
      6.000%, 02/15/00                   22,500           22,331
                                                       ---------
                                                         264,493
                                                       ---------
STEEL & STEEL WORKS -- 0.6%
   Alcoa Incorporated
      6.150%, 01/19/00                   10,000            9,969
                                                       ---------
UTILITIES -- 0.9%
   National Rural Utilities
      5.800%, 02/23/00                   15,000           14,872
                                                       ---------
Total Commercial Paper
   (Cost $788,941)                                       788,941
                                                       ---------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.3%
   FHLMC
      5.750%, 01/27/00                    5,000            4,979
                                                       ---------
Total U.S. Government Agency Obligation
   (Cost $4,979)                                           4,979
                                                       ---------
CERTIFICATES OF DEPOSIT/BANK NOTES -- 16.9%
   First National Bank Chicago
      5.180%, 03/15/00                   25,000           24,997
   First National Bank Maryland
      4.970%, 01/28/00                   25,000           24,999
   First Tennessee Bank
      5.600%, 01/31/00                   35,000           35,001
   First USA Bank
      6.050%, 09/18/00                   20,000           19,993
   Fleet National Bank (A)
      6.339%, 01/26/00                    5,000            5,003
   Key Bank North America (A)
      6.198%, 01/20/00                   10,000            9,999

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PRIME OBLIGATION FUND (CONCLUDED)
------------------------------------------------------------------------
                                             FACE
DESCRIPTION                             AMOUNT (000)     VALUE (000)
------------------------------------------------------------------------
   Key Bank North America
      5.650%, 01/20/00                   $15,000       $    14,995
   Key Bank North America (A)
      6.220%, 03/16/00                    20,000            20,000
   National City Bank
      5.000%, 02/08/00                    40,000            39,999
   National City Bank (A)
      6.656%, 01/08/00                     3,000             3,003
   NationsBank
      4.980%, 01/07/00                    25,000            25,000
   PNC Bank
      5.040%, 02/16/00                    30,000            29,998
   Wilmington Trust
      6.000%, 05/03/00                    25,000            25,000
                                                       -----------
Total Certificates of Deposit/Bank Notes
   (Cost $277,987)                                         277,987
                                                       -----------
INSURANCE FUNDING AGREEMENTS -- 5.1%
   Allstate Corporation (A)
      5.647%, 01/01/00                    10,000            10,000
      6.211%, 03/15/00                    20,000            20,000
   Metropolitan Life Insurance
     Company (A)
      6.285%, 02/01/00                    10,000            10,000
      6.285%, 02/01/01                    10,000            10,000
   People's Security Life Insurance
     Company (A)
      6.310%, 01/01/00                    25,000            25,000
   Travelers Insurance (A)
      6.166%, 03/01/00                     9,000             9,000
                                                       -----------
Total Insurance Funding Agreements
   (Cost $84,000)                                           84,000
                                                       -----------
CORPORATE BONDS/MEDIUM TERM NOTES -- 19.6%
   Albertson's Incorporated (A)
      6.441%, 01/14/00                    10,000             9,998
      6.443%, 01/14/00                    40,000            39,984
   American Express Centurion Bank
      6.000%, 03/30/00                    20,000            20,000
   AT&T Corporation (A)
      6.136%, 01/13/00                    30,000            29,994
      6.163%, 02/07/00                    10,000            10,000
   Branch Banking & Trust (A)
      6.264%, 01/28/00                    18,500            18,504
   Corporate Asset Funding
     Corporation (A)
      6.174%, 01/12/00                    35,000            35,000
   Corporate Receivable
     Corporation (A)
      6.541%, 01/16/00                    40,000            40,000
   General Electric Capital
     Corporation (A)
      6.014%, 02/14/00                    25,000            25,000
   National Rural Utility (A)
      6.141%, 03/27/00                    35,000            34,994
   Park Avenue Receivables (A)
      6.513%, 01/09/00                    44,000            43,999

--------------------------------------------------------------------------
                                          FACE
DESCRIPTION                            AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------
   SMM Trust 99-A (A)
      6.298%, 01/13/00                   $15,000       $    15,000
                                                       -----------
Total Corporate Bonds/Medium
   Term Notes
   (Cost $322,473)                                         322,473
                                                       -----------
TIME DEPOSITS -- 8.9%
   Chase Manhattan Bank
      5.500%, 01/03/00                    35,000            35,000
   Fifth Third Bancorp
      5.500%, 01/03/00                    50,000            50,000
   Regions Bank
      5.500%, 01/03/00                    60,000            60,000
                                                       -----------
Total Time Deposits
   (Cost $145,000)                                         145,000
                                                       -----------
REPURCHASE AGREEMENT -- 0.9%
   Credit Suisse First Boston (B)
     3.000%, dated 12/31/99, matures
     01/03/00, repurchase price
     $15,003,750 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $28,199 -
     $7,825,000, 5.500% - 10.000%,
     03/01/00 - 10/01/27; with total
     market value $15,345,557)            15,000            15,000
                                                       -----------
Total Repurchase Agreement
   (Cost $15,000)                                           15,000
                                                       -----------
Total Investments -- 99.8%
   (Cost $1,638,380)                                     1,638,380
                                                       -----------
Other Assets and Liabilities, Net -- 0.2%                    3,678
                                                       -----------
NET ASSETS:
Fund Shares of Class A (unlimited authorization
   -- no par value) based on
   1,642,026,056 outstanding shares
   of beneficial interest                                1,642,026
Undistributed net investment income                             37
Accumulated net realized loss
   on investments                                               (5)
                                                       -----------
Total Net Assets -- 100.0%                             $ 1,642,058
                                                       ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                $1.00
                                                       ============

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1999. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR DEMAND DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
LLC -- LIMITED LIABILITY COMPANY
LP -- LIMITED PARTNERSHIP

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 1999 (UNAUDITED)

                                                          ------------------    ------------------      ------------------
                                                              TREASURY              GOVERNMENT                 PRIME
                                                             SECURITIES             SECURITIES              OBLIGATION
                                                                FUND                   FUND                    FUND
                                                          ------------------    ------------------      ------------------
Interest Income                                               $13,931                $2,423                  $40,220
                                                              -------                ------                  -------
EXPENSES:
   Management fees                                              1,139                   193                    3,073
   Less: management fees waived                                   (66)                   (8)                    (112)
   Investment advisory fees                                        90                    15                      243
   Less: investment advisory fees waived                          (56)                   (9)                    (152)
   Shareholder servicing fees -- Class A                          678                   114                    1,831
   Less: shareholder servicing fees waived -- Class A            (678)                 (114)                  (1,831)
   Distribution fees -- Class D                                     1                    --                       --
   Less: distribution fees waived -- Class D                       --                    --                       --
   Wire agent fees                                                  5                     1                       19
   Custodian fees                                                  14                     1                       35
   Professional fees                                               12                     1                       29
   Trustee fees                                                     2                     1                        5
   Printing                                                        16                     2                       33
   Insurance                                                        3                    --                        6
   Rating                                                           3                    --                       --
   Other fees                                                      30                     4                       44
                                                              -------                ------                  -------
   Total net expenses                                           1,193                   201                    3,223
                                                              -------                ------                  -------
NET INVESTMENT INCOME                                          12,738                 2,222                   36,997
                                                              -------                ------                  -------
   Net realized gain from security transactions                    --                     1                        1
                                                              -------                ------                  -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $12,738                $2,223                  $36,998
                                                              =======                ======                  =======


     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 1999 (UNAUDITED) AND THE YEAR ENDED JUNE 30, 1999

                                                     ---------------------------- ------------------------- ------------------------
                                                                  TREASURY                 GOVERNMENT                   PRIME
                                                                 SECURITIES                SECURITIES                OBLIGATION
                                                                    FUND                      FUND                      FUND
                                                     ---------------------------- ------------------------- ------------------------
                                                        07/01/99    07/01/98      07/01/99      07/01/98       07/01/99     07/01/98
                                                        12/31/99    06/30/99      12/31/99      06/30/99       12/31/99     06/30/99
                                                     ---------------------------- ------------------------- ------------------------
OPERATIONS:
     Net investment income                           $    12,738  $    29,276     $  2,222  $     4,305     $   36,997   $   59,360
     Net realized gain from security
       transactions                                           --           22            1           17              1           71
                                                     -----------  -----------     --------  -----------     ----------   ----------
     Net increase in net assets resulting
       from operations                                    12,738       29,298        2,223        4,322         36,998       59,431
                                                     -----------  -----------     --------  -----------     ----------   ----------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                             (12,792)     (29,267)      (2,220)      (4,304)       (37,013)     (59,360)
     Class D                                                  (5)          (9)          --           --             --           --
                                                     -----------  -----------     --------  -----------     ----------   ----------
   Total dividends distributed                           (12,797)     (29,276)      (2,220)      (4,304)       (37,013)     (59,360)
                                                     -----------  -----------     --------  -----------     ----------   ----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
     Class A:
     Proceeds from shares issued                       1,551,904    4,625,192      236,071      585,676      5,238,046    8,708,570
     Reinvestment of cash distributions                      393          970          311          455         16,682       21,243
     Cost of shares redeemed                          (1,605,441)  (4,664,071)    (274,714)    (582,882)    (4,947,956)  (8,341,737)
                                                     -----------  -----------     --------  -----------     ----------   ----------
     Increase (decrease) in net assets derived from
       Class A transactions                              (53,144)     (37,909)     (38,332)       3,249        306,772      388,076
                                                     -----------  -----------     --------  -----------     ----------   ----------
   Class D:
     Proceeds from shares issued                               4           43           --           --             --           --
     Reinvestment of cash distributions                        5            7           --           --             --           --
     Cost of shares redeemed                                 (14)         (55)          --           --             --           --
                                                     -----------  -----------     --------  -----------     ----------   ----------
     Decrease in net assets derived
       from Class D transactions                              (5)          (5)          --           --             --           --
                                                     -----------  -----------     --------  -----------     ----------   ----------
   Net increase (decrease) in net assets derived
       from capital share transactions                   (53,149)     (37,914)     (38,332)       3,249        306,772      388,076
                                                     -----------  -----------     --------  -----------     ----------   ----------
       Net increase (decrease) in net assets             (53,208)     (37,892)     (38,329)       3,267        306,757      388,147
                                                     -----------  -----------     --------  -----------     ----------   ----------
NET ASSETS:
       Beginning of Period                               566,129      604,021      108,468      105,201      1,335,301      947,154
                                                     -----------  -----------     --------  -----------     ----------   ----------
       End of Period                                 $   512,921  $   566,129     $ 70,139  $   108,468     $1,642,058   $1,335,301
                                                     ===========  ===========     ========  ===========     ==========   ==========


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE

ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 1999 (UNAUDITED) AND THE YEARS ENDED JUNE 30.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





              NET ASSET               REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS
                VALUE        NET       UNREALIZED      FROM NET         FROM         NET ASSET                NET ASSETS
              BEGINNING  INVESTMENT     GAINS ON      INVESTMENT  REALIZED CAPITAL   VALUE END      TOTAL       END OF
              OF PERIOD    INCOME      SECURITIES       INCOME          GAINS        OF PERIOD     RETURN    PERIOD (000)
----------------------------------------------------------------------------------------------------------------------------
-------------------
TREASURY SECURITIES
-------------------
CLASS A
  1999          $1.00       $0.02          --             $(0.02)         --           $1.00       2.40%      $  512,695
  1999           1.00        0.05          --              (0.05)         --            1.00       4.72          565,897
  1998           1.00        0.05          --              (0.05)         --            1.00       5.29          603,783
  1997           1.00        0.05          --              (0.05)         --            1.00       5.10          706,232
  1996           1.00        0.05          --              (0.05)         --            1.00       5.37          832,393
  1995           1.00        0.05          --              (0.05)         --            1.00       5.05        1,254,888
CLASS D
  1999          $1.00       $0.02          --             $(0.02)         --           $1.00       2.22%      $      226
  1999           1.00        0.04          --              (0.04)         --            1.00       4.35              232
  1998           1.00        0.05          --              (0.05)         --            1.00       4.92              238
  1997           1.00        0.05          --              (0.05)         --            1.00       4.73              216
  1996           1.00        0.05          --              (0.05)         --            1.00       5.01              219
  1995           1.00        0.05          --              (0.05)         --            1.00       4.69            9,798
---------------------
GOVERNMENT SECURITIES
---------------------
CLASS A
  1999          $1.00       $0.02          --             $(0.02)         --           $1.00       2.48%      $   70,139
  1999           1.00        0.05          --              (0.05)         --            1.00       4.74          108,468
  1998           1.00        0.05          --              (0.05)         --            1.00       5.21          105,201
  1997           1.00        0.05          --              (0.05)         --            1.00       5.09          148,606
  1996           1.00        0.05          --              (0.05)         --            1.00       5.30          169,133
  1995           1.00        0.05          --              (0.05)         --            1.00       5.18          200,768
----------------
PRIME OBLIGATION
----------------
CLASS A
  1999          $1.00       $0.03          --             $(0.03)         --           $1.00       2.57%      $1,642,058
  1999           1.00        0.05          --              (0.05)         --            1.00       4.97        1,335,301
  1998           1.00        0.05          --              (0.05)         --            1.00       5.40          947,154
  1997           1.00        0.05          --              (0.05)         --            1.00       5.20          823,270
  1996           1.00        0.05          --              (0.05)         --            1.00       5.39          747,852
  1995           1.00        0.05          --              (0.05)         --            1.00       5.20          940,863



                                                       RATIO OF
                                                          NET
                            RATIO OF     RATIO OF     INVESTMENT
                               NET       EXPENSES       INCOME
               RATIO OF    INVESTMENT   TO AVERAGE    TO AVERAGE
               EXPENSES      INCOME     NET ASSETS    NET ASSETS
              TO AVERAGE   TO AVERAGE    (EXCLUDING   (EXCLUDING
              NET ASSETS   NET ASSETS     WAIVERS)      WAIVERS)
-----------------------------------------------------------------
-------------------
TREASURY SECURITIES
-------------------
CLASS A
  1999          0.44%*      4.70%*        0.73%*      4.41%*
  1999          0.44        4.62          0.73        4.33
  1998          0.44        5.17          0.73        4.88
  1997          0.44        4.98          0.74        4.68
  1996          0.44        5.27          0.52        5.19
  1995          0.44        4.93          0.54        4.83
CLASS D
  1999          0.79%*      4.35%*        0.88%*      4.26%*
  1999          0.79        4.27          0.88        4.18
  1998          0.79        4.82          0.88        4.73
  1997          0.79        4.64          0.89        4.54
  1996          0.79        4.92          0.87        4.84
  1995          0.79        5.15          0.89        5.05
---------------------
GOVERNMENT SECURITIES
---------------------
CLASS A
  1999          0.44%*      4.85%*        0.73%*      4.56%*
  1999          0.44        4.66          0.73        4.37
  1998          0.44        5.10          0.73        4.81
  1997          0.44        4.98          0.71        4.71
  1996          0.44        5.19          0.54        5.09
  1995          0.44        5.04          0.53        4.95
----------------
PRIME OBLIGATION
----------------
CLASS A
  1999          0.44%*      5.05%*        0.73%*      4.76%*
  1999          0.44        4.84          0.73        4.55
  1998          0.44        5.27          0.73        4.98
  1997          0.44        5.08          0.74        4.78
  1996          0.44        5.27          0.53        5.18
  1995          0.44        5.21          0.53        5.12

*ALL RATIOS FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 1999 (UNAUDITED) HAVE
 BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED  TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- DECEMBER 31, 1999 (UNAUDITED)

1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declara-tion of Trust dated July 20, 1981.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five funds: the Treasury Securities Fund, the Government Securities Fund, the Prime Obligation Fund, the Institutional Cash Fund and the Money Market Fund (the "Funds"). The Trust is registered to offer Class A shares of each of the Funds and Class D shares of the Treasury Securities Fund. In the fiscal period ending December 31, 1999, no shares of the Institutional Cash Fund were sold. As of December 31, 1999 the Money Market Fund had not commenced operations. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.
     SECURITY VALUATION--Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.
     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION--All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net asset value of the affected Funds.
     CLASSES--Class specific expenses, 12b-1 and transfer agent fees for Class D and shareholder servicing fees for Class A, are borne by that class. Income, expenses and realized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     USE OF ESTIMATE IN THE PREPARATION OF FINANCIAL STATEMENTS--The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     DISTRIBUTIONS--Distributions from ordinary income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences can be either temporary or permanent in nature, and may necessitate reclassifications between undistributed net investment income, undistributed net realized capital gains and/or additional paid in capital.
     OTHER--Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST --  DECEMBER 31, 1999 (UNAUDITED)

3. TRANSACTIONS WITH AFFILIATES
SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund. The Manager has agreed to bear certain expenses of the Trust so that the total expenses do not exceed .44% of average daily net assets annually.
     SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .25% of the average daily net assets attributable to Class D shares will be paid to the Distributor. For the period ending December 31, 1999, the Distributor is taking a fee under the Class D Plan of .20% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
     In addition, the Trust has entered into a separate Transfer Agent Agreement with respect to Class D shares under which DST Systems, Inc. is entitled to a fee of .15% of the average daily net assets of Class D plus out-of-pocket costs.
     Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or the Distributor. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or the Distributor.
     First Union, which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.

4. INVESTMENT ADVISORY
Wellington Management Company serves as the Investment Adviser of the Trust. For its services, the Investment Adviser receives an annual fee equal to .075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million. Effective January 1, 1999, the adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. The fees of the Investment Adviser are paid monthly.

5. CAPITAL LOSS CARRYOVERS
At June 30, 1999, the Funds had capital loss carryovers, to the extent provided in regulations, for Federal income tax purposes as follows:

Treasury Securities
  Fund:              $125,249 expiring in 2005
                      104,723 expiring in 2006
Prime Obligation
  Fund:                 3,116 expiring in 2005
                        3,005 expiring in 2006

                                      NOTES

                                      NOTES

-----------------------
SEI LIQUID ASSET TRUST
-----------------------
SEMI-ANNUAL REPORT
-----------------------
DECEMBER 31, 1999


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Lynda Striegel
VICE PRESIDENT, ASSISTANT SECRETARY
James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP


THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

[LOGO OMITTED] INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-103-06